Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,451	$ 3,212	$ 4,495	$ 7,045	$ 8,618	$ 14,124